Employee benefits - Change in fair value of plan assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Fair value of plan assets at January 1	SFr (1,962,970)
Interest income	(14,541)	SFr (12,994)	SFr (14,922)
Return on plan assets excluding interest income	(634,190)	332,759	23,835
Administration expense	(6,009)	(17,422)	(8,710)
Fair value of plan assets at December 31	(648,287)	(1,962,970)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [abstract]
Fair value of plan assets at January 1	6,036,647	5,030,407
Interest income	36,304	37,500
Return on plan assets excluding interest income	(634,190)	332,759
Employer contributions	146,245	236,074
Plan participants' contributions	146,245	236,074
Transfer-out amounts	(3,367,834)	(440,950)
Transfer-in amounts of new employees	79,930	622,205
Administration expense	(6,009)	(17,422)
Fair value of plan assets at December 31	SFr 2,437,338	SFr 6,036,647	SFr 5,030,407